Organization and nature of operations - Schedule of Consolidated Financial Information of VIEs and VIE's Subsidiaries - Cash Flow (Details) - VIEs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Certain risks and concentration
Purchases of goods and services from group companies			$ (29,738)
Sales of goods and services to group companies	$ 504	$ 217
Other operating activities with external parties	29,803	27,634	54,684
Net cash generated from operating activities	30,307	27,851	24,946
Repayment of loans from group companies	342
Other investing activities with external parties	(10,433)	(21,985)	(8,801)
Net cash used in investing activities	(10,091)	(21,985)	(8,801)
Loans from group companies	7,003	437	25,580
Repayment of loans to group companies	(28,028)	(19,285)	(10,830)
Other financing activities with external parties	6,768	(8,837)	13,388
Net cash generated from/(used in) financing activities	$ (14,257)	$ (27,685)	$ 28,138